Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Total provision	$ 15,791	$ 13,632
2026 - 2030
Disclosure of other provisions [line items]
Total provision	4,005
2031 - 2035
Disclosure of other provisions [line items]
Total provision	2,425
2036 - 2040
Disclosure of other provisions [line items]
Total provision	2,465
2041 - 2045
Disclosure of other provisions [line items]
Total provision	3,435
Thereafter
Disclosure of other provisions [line items]
Total provision	3,462
Asset retirement obligations
Disclosure of other provisions [line items]
Total provision	13,598	$ 10,928
Asset retirement obligations | 2026 - 2030
Disclosure of other provisions [line items]
Total provision	2,293
Asset retirement obligations | 2031 - 2035
Disclosure of other provisions [line items]
Total provision	2,273
Asset retirement obligations | 2036 - 2040
Disclosure of other provisions [line items]
Total provision	2,458
Asset retirement obligations | 2041 - 2045
Disclosure of other provisions [line items]
Total provision	3,445
Asset retirement obligations | Thereafter
Disclosure of other provisions [line items]
Total provision	3,128
Other provisions and liabilities
Disclosure of other provisions [line items]
Total provision	2,194
Other provisions and liabilities | 2026 - 2030
Disclosure of other provisions [line items]
Total provision	1,712
Other provisions and liabilities | 2031 - 2035
Disclosure of other provisions [line items]
Total provision	151
Other provisions and liabilities | 2036 - 2040
Disclosure of other provisions [line items]
Total provision	8
Other provisions and liabilities | 2041 - 2045
Disclosure of other provisions [line items]
Total provision	(10)
Other provisions and liabilities | Thereafter
Disclosure of other provisions [line items]
Total provision	$ 334